Regulatory Matters	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Regulatory Matters
Note  12. Regulatory Matters

On April 9, 2012, the Bank entered into Consent Orders with the FDIC and the New Jersey Department of Banking and Insurance (the “Department”). Under the Consent Orders, the terms of which are substantially identical, the Bank is required, among other things, subject to review and approval by the FDIC and the Department: (i) to adopt and implement a plan to reduce the Bank’s position in delinquent or classified assets; (ii) to adopt and implement a program providing for a periodic independent review of the Bank’s loan portfolio and the identification of problem credits; (iii) to review and revise the Bank’s loan policies and procedures to address identified lending deficiencies; and (iv) to adopt and implement a plan to reduce and manage each of the concentrations of credit identified by the FDIC and the Department.

The Consent Orders also require the Bank to obtain the prior approval of the FDIC and the Department before declaring or paying any dividend or appointing or changing the title or responsibilities of any director or senior executive officer. Additional regulatory provisions require FDIC prior approval before the Bank enters into any employment agreement or other agreement or plan providing for the payment of a “golden parachute payment” or the making of any golden parachute payment.

On December 18, 2012, the Company entered into a Memorandum of Understanding ("MOU") with the Federal Reserve Bank of Philadelphia (the "Federal Reserve Bank"). Pursuant to the terms of the MOU, the Company must: (i) submit an updated comprehensive capital plan to address the Bank's long-term capital needs and the repayment of the Series A Preferred Stock; (ii) not pay any common stock dividend or pay interest on our outstanding trust preferred securities without prior Federal Reserve Bank approval if the Bank is less than well capitalized or the payment would cause it to be less than well capitalized; (iii) not redeem any securities without prior Federal Reserve Bank approval or incur any debt with a maturity greater than one year; and (iv) submit various budget and cash flow projections and other reports. The Company believes it is in substantial compliance with the terms of the MOU.

Capital Ratios: The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company and the Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2013 and 2012, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2013 and 2012, the Bank was categorized as “well-capitalized” under the regulatory framework for prompt corrective action. Prompt corrective action provisions are not applicable to bank holding companies. There are no conditions or events since December 31, 2013 that management believes have changed the Bank's capital category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount			Ratio
As of December 31, 2013	(Amounts in thousands except ratios)

Total Risk Based Capital (to Risk Weighted Assets)	$115,554	17.04%	$54,259	8%	$	N/	A	N/	A

Tier 1 Capital (to Risk Weighted Assets)	$106,952	15.77%	$27,130	4%	$	N/	A	N/	A

Tier 1 Capital (to Average Assets)	$106,952	13.94%	$30,463	4%	$	N/	A	N/	A

As of December 31, 2012

Total Risk Based Capital (to Risk Weighted Assets)	$105,640	16.25%	$51,998	8%		N/	A	N/	A

Tier 1 Capital (to Risk Weighted Assets)	$97,382	14.98%	$25,999	4%		N/	A	N/	A

Tier 1 Capital (to Average Assets)	$97,382	12.60%	$30,917	4%		N/	A	N/	A

Parke Bank
As of December 31, 2013

Total Risk Based Capital (to Risk Weighted Assets)	$114,744	16.92%	$54,259	8%		$67,824		10%

Tier 1 Capital (to Risk Weighted Assets)	$106,142	15.65%	$27,130	4%		$40,694		6%

Tier 1 Capital (to Average Assets)	$106,142	13.94%	$30,463	4%		$38,079		5%

As of December 31, 2012

Total Risk Based Capital (to Risk Weighted Assets)	$105,714	16.26%	$51,998	8%		$64,998		10%

Tier 1 Capital (to Risk Weighted Assets)	$97,456	14.99%	$25,999	4%		$38,999		6%

Tier 1 Capital (to Average Assets)	$97,456	12.61%	$30,917	4%		$38,646		5%